Pension Liability (Details) - Schedule of unrecognized pension cost in accumulated other comprehensive income/loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of unrecognized pension cost in accumulated other comprehensive income/loss [Abstract]
Net loss, beginning of period	$ 19,381	$ 18,698
Other gain/loss during the period	103,544	5,895
Other prior year gain/loss recognized in period	(983)
Effect of settlement		(5,212)
Amortization of pension related net loss
Net loss, end of period	121,942	19,381
Prior service cost, beginning of period
Amortization of prior service cost	29,797
Prior service cost end of period	29,797
Total unrecognized pension cost, end of period	$ 151,739	$ 19,381